12. LONG-TERM PAYABLES - Security deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-Term Payables - Security Deposits Details
Security deposits from customers	$ 8,955	$ 0
Security deposits from customers due back to customer 2014	1,050
Security deposits from customers due back to customer 2015	7,879
Security deposits from customers due back to customer 2016	$ 26